Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Computation of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Numerator:
Net loss	$ (102,303)	$ (52,727)	$ (51,968)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	54,893,365	32,033,792	30,359,419
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (1.86)	$ (1.65)	$ (1.71)